Collaboration and License Agreement (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Collaboration and License Agreement
4. Collaboration Revenue
In April 2022, we entered into an exclusive global collaboration and license agreement (the “Collaboration Agreement”) with Jazz Pharmaceuticals Ireland Limited (“Jazz”) pursuant to which we granted Jazz certain licenses to develop and commercialize products containing our Interferon alpha (“IFNα”) INDUKINE™ molecule,
JZP898 (the “898 Program”), as well as products containing certain isolated recombinant polypeptides comprising IFNα that meet specified criteria (each such product, a “Licensed Product”). Under the Collaboration Agreement, we were responsible for certain preclinical development activities with respect to JZP898 and other development activities specified in mutually agreed upon development plans. Jazz had generally reimbursed us for the cost of such activities. Jazz is responsible for all other development and commercialization activities conducted to exploit the Licensed Products, including submission of an investigational new drug application (“IND”) to the U.S. Food and Drug Administration (the “FDA”). In June 2024, we executed a transfer agreement (the “Transfer Agreement”) to assign our rights in a development agreement with a contract manufacturer of JZP898 to Jazz. The execution of this Transfer Agreement was the last material performance obligation required of us under the Collaboration Agreement. We were eligible to receive up to $515.0 million in development and regulatory milestones, and up to $740.0 million in sales-based milestones for all Licensed Products upon meeting certain conditions.
On May 6, 2026 (the “Closing”), we entered into an asset purchase agreement (the “Purchase Agreement”) with Jazz. Subject to the terms and conditions of the Purchase Agreement, we sold to Jazz the 898 Program for the development, manufacturing, commercialization, use and other exploitation of the Licensed Product. Pursuant to the Purchase Agreement and related ancillary agreements, in consideration for all material assets, properties, rights and interests used or held for use in the conduct of the 898 Program, Jazz paid us upfront consideration of $21.0 million, and has agreed to pay an additional $2.0 million upon the consent to the partial assignment of a certain license agreement, as and to the extent such agreement relates to the conduct of the 898 Program. Jazz also assumed certain liabilities of ours relating to the 898 Program arising after the Closing.
The Purchase Agreement contains customary representations, warranties and covenants of each of us and Jazz. The Purchase Agreement further provides that, subject to certain limitations, we and Jazz will each indemnify the other for certain losses arising from such breaches of representations, warranties and covenants and liabilities allocated to such party pursuant to the terms of the Purchase Agreement.
In addition, the Purchase Agreement contains a non-competition covenant pursuant to which we agreed not to exploit any IFNα or variant thereof, or any product containing any IFNα or variant thereof, for a period of eighteen (18) months after the Closing, subject to customary exceptions for change of control transactions.
Effective as of the Closing, the Collaboration Agreement was terminated, and as a result, we are no longer eligible to receive payment for meeting the conditions of the development and regulatory milestones or sales-based milestones for any Licensed Products.
Concurrently with the Purchase Agreement, we also entered into a license agreement (the “New License Agreement”) with Jazz to license to them certain patents and “know-how” (the “Licensed Patents” and “Licensed Know-How,” respectively). The Licensed Patents and the Licensed Know-How are necessary in the development of the 898 Program, however are not exclusive to the 898 Program.
Accounting Analysis under ASC 606
Identification of the Contracts(s)
We have previously concluded that the Collaboration Agreement represents a contract with a customer within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”).
We have assessed the Purchase Agreement and the New License Agreement, and have concluded that they represent a single combined arrangement due to the fact that they were negotiated as a package with a single commercial objective. We have further concluded that the Purchase Agreement and the New License Agreement represent a modification to the Collaboration Agreement within the scope of ASC 606.
Identification of Promises and Performance Obligations
Previously, we have concluded that the license granted to Jazz under the Collaboration Agreement, and the corresponding “know-how” are not capable of being distinct from the other promises within the contract, and as such, determined that the license and the “know-how” combined with the other research and development services and supply represent a single combined performance obligation. Under the Purchase Agreement and the New License Agreement, Jazz continues to have rights to the same patents and “know-how” that were granted under the Collaboration Agreement. However, under the Purchase Agreement, we transferred ownership of certain patents and “know-how” to Jazz. At the time of the Closing, our performance obligation to Jazz had been fulfilled.
Determination of Transaction Price
We have assessed the Purchase Agreement and the New License Agreement, and have concluded that they represent a modification that results in an increase in the overall transaction price of the contract with Jazz. We’ve determined that the upfront consideration included in the Purchase Agreement of $21.0 million should be added to the overall transaction price.
The Purchase Agreement also includes a $2.0 million contingent payment that is payable to us upon the successful partial assignment of a certain license agreement. We’ve determined that this contingent payment represents variable consideration that should not be included in the transaction price. We used the most likely amount method to estimate variable consideration and estimated that the most likely amount of the contingent payment was zero at the Closing as the success of completing the partial assignment of the license agreement is highly susceptible to factors outside of our control.
The Collaboration Agreement included various development and regulatory and sales-based milestones. The payments associated with these milestones represented variable consideration that were excluded from the overall transaction price at the inception of the Collaboration Agreement. As of the Closing, we are no longer entitled to receipt of payment for any of the unpaid milestones included in the Collaboration Agreement. Accordingly, the unpaid milestone payments are no longer considered for inclusion in the overall transaction price as of the Closing.
We re-evaluate the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, and adjust the transaction price as necessary. During the period from the Closing through June 30, 2026, we did not recognize any adjustment to the transaction price associated with the contingent payment.
Revenue Recognition
As noted above, we have no remaining performance obligation to Jazz as of the Closing. Accordingly, we have recognized revenue of $21.0 million during the three and six months ended June 30, 2026 related to the increase in the overall transaction price described above. As of June 30, 2026, all consideration included in the overall transaction price has been recognized as revenue.

4. Collaboration and License Agreement
In April 2022, we entered into an exclusive global collaboration and license agreement (the “Collaboration Agreement”) with Jazz Pharmaceuticals Ireland Limited (“Jazz”) pursuant to which we granted Jazz certain licenses to develop and commercialize products containing our Interferon alpha (“IFNα”) INDUKINE™ molecule, JZP898 (formerly WTX-613), as well as products containing certain isolated recombinant polypeptides comprising IFNα that meet specified criteria (each such product, a “Licensed Product”). Under the Collaboration Agreement, we were responsible for certain preclinical development activities with respect to JZP898 and other development activities specified in mutually agreed upon development plans. Jazz had generally reimbursed us for the cost of such activities. Jazz is responsible for all other development and commercialization activities conducted to exploit the Licensed Products, including submission of an investigational new drug application (“IND”) to the U.S. Food and Drug Administration (the “FDA”). Jazz received IND application clearance for JZP898 in July 2023 and initiated a Phase 1 clinical trial of JZP898 in the fourth quarter of 2023.
In June 2024, we executed a transfer agreement (the “Transfer Agreement”) to assign our rights in a development agreement with a contract manufacturer of JZP898 to Jazz. The execution of this Transfer Agreement was the last material performance obligation required of us under the Collaboration Agreement.
Milestones and Royalties
As of December 31, 2025, we are eligible to receive up to $515.0 million in development and regulatory milestones, and up to $740.0 million in sales-based milestones for all Licensed Products. In addition, we are eligible to receive tiered mid-single digit royalties based on Jazz’s, and any of its affiliates’ and sublicensees’ annual net sales of Licensed Products, subject to reduction in specified circumstances.
As of December 31, 2025, we have not recognized any revenue related to sales-based milestones.
Accounting Analysis under ASC 606
Identification of the Contract(s)
We assessed the Collaboration Agreement and concluded that it represents a contract with a customer within the scope of ASC 606.
Identification of Promises and Performance Obligations
We have concluded that the exclusive license to our intellectual property, JZP898, and the non-exclusive corresponding “know-how” are not capable of being distinct from the other promises within the contract, and as such, we have determined that the license and “know-how” combined with the other research and development services and supply represent a single combined performance obligation.
Determination of Transaction Price
The overall transaction price as of the inception of the contract was determined to be $32.3 million, which was comprised of a nonrefundable upfront payment of $15.0 million and estimated costs for research services of $17.3 million. Outside of the estimated costs for research services, there was no other variable consideration included in the transaction price at inception. We used the most likely amount method to estimate variable consideration and estimated that the most likely amount for each potential development and regulatory milestone payment under this agreement was zero at inception of the contract, as achievement of those milestones was uncertain and highly susceptible to factors outside of our control. Accordingly, all such milestone payments were excluded from the transaction price at inception. We re-evaluate the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, and adjust the transaction price as necessary. During the years ended December 31, 2025 and 2024, we did not recognize any adjustment to the transaction price associated with variable consideration previously excluded from the transaction price. Sales based royalties, including milestones based on the level of sales, were also excluded from the transaction price, as the license is deemed to be the predominant item to which the royalties relate. We will recognize such revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).
Recognition of Revenue
We use the cost-to-cost input method, which best depicts the research services performed for the customer, to measure the revenue recognized under the Collaboration Agreement. Significant judgments used in the cost-to-cost method include estimated costs for research services and assumptions about the timing of when those costs are expected to be incurred. Differences in these estimates and assumptions can have a significant impact on the measurement and timing of when revenue under the Collaboration Agreement is recognized. For the year ended December 31, 2024, we recognized $1.9 million of revenue related to the Collaboration Agreement. Revenue recognized during the year ended December 31, 2024 includes $1.3 million of revenue that was included in deferred revenue as of December 31, 2023. Revenue from the reimbursement of costs for research activities was recognized during the year ended December 31, 2024 in an amount equal to the costs incurred.
As of December 31, 2025, we have not received any royalty payments under the Collaboration Agreement.